Note G - Deposits - Interest-Bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
NOW accounts	$ 155,051	$ 124,524
Savings and Money Market	237,761	200,976
In denominations of $250,000 or less	168,546	146,975
In denominations of more than $250,000	19,518	11,772
Total	188,064	158,747
Total interest-bearing deposits	$ 580,876	$ 484,247